ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Beginning balance, net of tax effect	$ 183,633	$ 133,477	$ 126,415
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	57,966	90,156	53,062
Tax effect	(26,000)	(40,000)	(46,000)
Unrealized gains on available-for-sale securities, net of tax effect	31,966	50,156	7,062
Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized gains (losses) on available-for-sale securities reclassified	(155,187)
Tax effect	69,000
Amounts reclassified, net of tax effect	(86,187)
Ending balance, net of tax effect	$ 129,412	$ 183,633	$ 133,477